July 2, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Framlington Funds Trust (the "Trust")
		File Nos. 333-15205
		CIK No. 1026148
		Post-Effective Amendment No. 1 Accession No.
0000927405-97-000225

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on June 27, 1997.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,


JULIE A. TEDESCO
Julie A. Tedesco
Assistant Secretary
The Munder Framlington Funds Trust

Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hogan
	T. Hamlin, Esq.


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